Convertible Preferred Stock - Summary of Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Preferred Stock Authorized	6,825,483	6,825,483	6,825,483
Preferred Stock Issued	6,825,483	6,825,483	6,825,483
Preferred Stock Outstanding	6,825,483	6,825,483	6,825,483
Carrying Value	$ 80,627	$ 80,627	$ 80,627
Liquidation Preference	$ 87,459	$ 87,459	$ 87,459
Common Stock Issuable Upon Conversion	6,825,483	6,825,483	6,825,483
Series A-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock Authorized	4,118,120	4,118,120	4,118,120
Preferred Stock Issued	4,118,120	4,118,120	4,118,120
Preferred Stock Outstanding	4,118,120	4,118,120	4,118,120
Carrying Value	$ 45,016	$ 45,016	$ 45,016
Liquidation Preference	$ 54,308	$ 54,308	$ 54,308
Common Stock Issuable Upon Conversion	4,118,120	4,118,120	4,118,120
Series A-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock Authorized	1,649,188	1,649,188	1,649,188
Preferred Stock Issued	1,649,188	1,649,188	1,649,188
Preferred Stock Outstanding	1,649,188	1,649,188	1,649,188
Carrying Value	$ 21,654	$ 21,654	$ 21,654
Liquidation Preference	$ 21,749	$ 21,749	$ 21,749
Common Stock Issuable Upon Conversion	1,649,188	1,649,188	1,649,188
Series A-3 Preferred Stock [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock Authorized	696,516	696,516	696,516
Preferred Stock Issued	696,516	696,516	696,516
Preferred Stock Outstanding	696,516	696,516	696,516
Carrying Value	$ 9,187	$ 9,187	$ 9,187
Liquidation Preference	$ 7,348	$ 7,348	$ 7,348
Common Stock Issuable Upon Conversion	696,516	696,516	696,516
Series A-4 Preferred Stock [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock Authorized	361,659	361,659	361,659
Preferred Stock Issued	361,659	361,659	361,659
Preferred Stock Outstanding	361,659	361,659	361,659
Carrying Value	$ 4,770	$ 4,770	$ 4,770
Liquidation Preference	$ 4,054	$ 4,054	$ 4,054
Common Stock Issuable Upon Conversion	361,659	361,659	361,659